UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
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   Address:      366 Broadway
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                 5th Fl.
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                 New York, NY 10013
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
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Title:   Managing Member of G.P.
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Phone:   631-728-1078
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Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       5/13/13
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/13
                              RUN DATE: 3/31/13

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                   22
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Form 13F Information Table Value Total:           $45,395
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
    FORM 13F INFORMATION TABLE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,575    35,000                 SOLE          0       35,000
 CIMAREX ENERGY                   COM         171798101       1,584    21,000                 SOLE          0       21,000
 COHERENT INC                     COM         192479103       2,182    38,454                 SOLE          0       38,454
 CSG SYS INTL INC                 COM         126349109       1,954    92,220                 SOLE          0       92,220
 CUBIC CORP                       COM         229669106       1,388    32,497                 SOLE          0       32,497
 EMCOR GROUP INC                  COM         29084Q100       3,225    76,070                 SOLE          0       76,070
 GARDNER DENVER INC               COM         365558105       1,495    19,900                 SOLE          0       19,900
 GLOBAL PAYMENTS INC              COM         37940X102       4,752    95,700                 SOLE          0       95,700
 INSPERITY INC                    COM         45778Q107       1,836    64,700                 SOLE          0       64,700
 KAYDON CORP                      COM         486587108       1,863    72,847                 SOLE          0       72,847
 LITTELFUSE INC                   COM         537008104         441     6,500                 SOLE          0        6,500
 MKS INSTRUMENTS INC              COM         55306N104       3,198   117,556                 SOLE          0      117,556
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,874    33,500                 SOLE          0       33,500
 RBC BEARINGS                     COM         75524B104         560    11,072                 SOLE          0       11,072
 ROLLINS INC                      COM         775711104       2,792   113,737                 SOLE          0      113,737
 SCANSOURCE INC                   COM         806037107           0         0                 SOLE          0            0
 TETRA TECH INC                   COM         88162G103       1,412    46,300                 SOLE          0       46,300
 THOR INDUSTRIES                  COM         885160101       1,799    48,900                 SOLE          0       48,900
 TOTAL SYSTEM SERVICES INC        COM         891906109       3,358   135,500                 SOLE          0      135,500
 WABTEC CORP                      COM         929740108       5,054    49,500                 SOLE          0       49,500
 WD-40 COMPANY                    COM         929236107         597    10,900                 SOLE          0       10,900
 ZEBRA TECHNOLOGIES CORP-CL A     COM         989207105       1,456    30,900                 SOLE          0       30,900
